Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	December 31, 2023	December 31, 2024
	RM	RM	US$
Trade payables	2,326,371	11,237,702	2,513,802
Accruals	6,901,199	7,389,605	1,653,008
Sundry payables	2,592,465	1,110,105	248,323
Advance from a director - subsidiaries	7,563,894	-	-
	19,383,929	19,737,412	4,415,133

Schedule of Trade and Other Payables Not Denominated in Functional Currency	The currency profiles of the Company’s trade and other payables at the end of the reporting date are as follows:
	December 31, 2023	December 31, 2024
	RM	RM
United States dollar	1,416,836	869,929